Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PEO	Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment based on (5):		Net Income ($ Millions)
						TSR ($)	Peer Group TSR ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
Amanda Baldwin	2023	14,027,691	17,155,687	1,563,200	358,542	10.37	113.19	61.59
John P. Bilbrey	2023	589,863	552,720	1,563,200	358,542	10.37	113.19	61.59
JuE Wong	2023	1,014,815	(55,248,734)	1,563,200	358,542	10.37	113.19	61.59
	2022	1,334,150	(491,284,571)	1,221,338	(109,173,726)	21.27	112.61	244.07
	2021	1,593,289	688,933,762	1,473,439	132,623,586	118.90	113.31	220.78

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for each of Ms. Baldwin, Mr. Bilbrey and Ms. Wong (our chief executive officers or “PEOs” for purposes of this summary) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation — Compensation Tables — Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Ms. Baldwin, who became our Chief Executive Officer on December 11, 2023, Mr. Bilbrey, who served as our interim Chief Executive Officer from October 12, 2023 to December 11, 2023, and Ms. Wong, who served as our President and Chief Executive Officer from 2020 to October 12, 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are Tiffany Walden for 2022 and 2021 and Eric Tiziani for 2023, 2022 and 2021 (or our “Non-PEO NEOs” for purposes of this summary).
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Consumer Staples Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested (i) for 2021, for the period beginning on September 30, 2021 and ending on December 31, 2021, (ii) for 2022, for the period beginning on January 1, 2022 and ending on December 31, 2022, and (iii) for 2023, for the period beginning on January 1, 2023 and ending on December 31, 2023, in each of the Company and in the S&P Consumer Staples Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to each of Ms. Baldwin, Mr. Bilbrey and Ms. Wong, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each of them during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Baldwin's, Mr. Bilbrey's and Ms. Wong’s total compensation for each year to determine the compensation actually paid:

PEO	Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO (a) ($)	Inclusion of Equity Values for PEO (b) ($)	Compensation Actually Paid to PEO ($)
Amanda Baldwin	2023	14,027,691	(12,999,999)	16,127,995	17,155,687
John P. Bilbrey	2023	589,863	(400,000)	362,857	552,720
JuE Wong	2023	1,014,815	—	(56,263,549)	(55,248,734)
	2022	1,334,150	—	(492,618,721)	(491,284,571)
	2021	1,593,289	—	687,340,473	688,933,762
(a)     Amounts in the "Exclusion of Stock Awards and Option Awards for PEO" column represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each PEO for each applicable year.
(b)     Amounts in the "Inclusion of Equity Values for PEO" column for each PEO for each applicable year represent the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In our proxy statement disclosures in respect of the fiscal year ended December 31, 2022, “compensation actually paid” for equity awards for 2021 was calculated based on the change in value of equity awards between our IPO date of September 30, 2021 and the end of the fiscal year. Based on SEC guidance following the date such proxy statement was filed, the table above now reflects that “compensation actually paid” for equity awards for 2021 was calculated based on the change in value of equity awards between December 31, 2020 and December 31, 2021. The amounts deducted or added in calculating the "Inclusion of Equity Values" adjustments for each of Ms. Baldwin, Mr. Bilbrey and Ms. Wong are as follows:

PEO	Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total - Inclusion of Equity Values ($)
Amanda Baldwin	2023	16,127,995	—	—	—	—	—	16,127,995
John P. Bilbrey	2023	362,857	—	—	—	—	—	362,857
JuE Wong	2023	—	—	—	(15,779,947)	(40,483,602)	—	(56,263,549)
	2022	—	(381,450,895)	—	(111,167,826)	—	—	(492,618,721)
	2021	—	639,422,160	—	47,918,313	—	—	687,340,473

Non-PEO NEO Average Total Compensation Amount	$ 1,563,200	$ 1,221,338	$ 1,473,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 358,542	109,173,726	132,623,587
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Ms. Baldwin, Mr. Bilbrey and Ms. Wong), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Ms. Baldwin, Mr. Bilbrey and Ms. Wong) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Baldwin, Mr. Bilbrey and Ms. Wong) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs (a) ($)	Average Inclusion of Equity Values for Non-PEO NEOs (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,563,200	(1,000,000)	(204,658)	358,542
2022	1,221,338	—	(110,395,064)	(109,173,726)
2021	1,473,439	(657,108)	131,807,256	132,623,587
(a)     Amounts in the "Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs" column represent the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Non-PEO NEOs for each applicable year.
(b)     Amounts added or deducted in calculating the "Average Inclusion of Equity Values for Non-PEO NEOs" column for each applicable year are as follows, using the same methodology described above in Note 2:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	715,493	(690,450)	—	(229,701)	—	—	(204,658)
2022	—	(27,856,941)	—	(22,114,837)	(60,423,286)	—	(110,395,064)
2021	15,075,986	114,684,322	2,059,153	(12,205)	—	—	131,807,256

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between “compensation actually paid” to our PEOs, the average of “compensation actually paid” to our Non-PEO NEOs, the Company’s cumulative TSR and the cumulative TSR of the S&P Consumer Staples Index over the Company's three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between “compensation actually paid” to our PEOs, the average of “compensation actually paid” to our Non-PEO NEOs, and our net income during the Company's three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between “compensation actually paid” to our PEOs, the average of “compensation actually paid” to our Non-PEO NEOs, the Company’s cumulative TSR and the cumulative TSR of the S&P Consumer Staples Index over the Company's three most recently completed fiscal years.

Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. As discussed above under “Executive Compensation — Compensation Discussion and Analysis,” Company performance goals for our fiscal year 2023 annual cash bonus program were to be based
	on net sales and adjusted EBITDA. However, because the Company’s financial performance did not meet the threshold performance levels, the Compensation Committee elected to establish a discretionary bonus pool to pay annual cash bonuses for fiscal year 2023. Accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important performance measures. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown. For additional discussion of how executive compensation is linked to Company performance, please see “Executive Compensation — Compensation Discussion and Analysis.”
Amanda Baldwin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,027,691
PEO Actually Paid Compensation Amount	17,155,687
Non-PEO NEO Average Total Compensation Amount	1,563,200
Non-PEO NEO Average Compensation Actually Paid Amount	358,542
Total Shareholder Return Amount	10.37
Peer Group Total Shareholder Return Amount	113.19
Net Income (Loss)	$ 61,590,000
PEO Name	Ms. Baldwin
John P. Bilbrey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 589,863
PEO Actually Paid Compensation Amount	552,720
Non-PEO NEO Average Total Compensation Amount	1,563,200
Non-PEO NEO Average Compensation Actually Paid Amount	358,542
Total Shareholder Return Amount	10.37
Peer Group Total Shareholder Return Amount	113.19
Net Income (Loss)	$ 61,590,000
PEO Name	Mr. Bilbrey
JuE Wong [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,014,815	1,334,150	1,593,289
PEO Actually Paid Compensation Amount	55,248,734	491,284,571	688,933,762
Non-PEO NEO Average Total Compensation Amount	1,563,200	1,221,338	1,473,439
Non-PEO NEO Average Compensation Actually Paid Amount	358,542	109,173,726	132,623,586
Total Shareholder Return Amount	10.37	21.27	118.9
Peer Group Total Shareholder Return Amount	113.19	112.61	113.31
Net Income (Loss)	$ 61,590,000	244,070,000.00	220,780,000
PEO Name	Ms. Wong
PEO | Amanda Baldwin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,999,999
PEO | Amanda Baldwin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,127,995
PEO | Amanda Baldwin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	16,127,995
PEO | Amanda Baldwin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Amanda Baldwin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Amanda Baldwin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Amanda Baldwin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Amanda Baldwin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | John P. Bilbrey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	400,000
PEO | John P. Bilbrey [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,857
PEO | John P. Bilbrey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	362,857
PEO | John P. Bilbrey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | John P. Bilbrey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | John P. Bilbrey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | John P. Bilbrey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | John P. Bilbrey [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | JuE Wong [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | JuE Wong [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,263,549	492,618,721	687,340,473
PEO | JuE Wong [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | JuE Wong [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	381,450,895	639,422,160
PEO | JuE Wong [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | JuE Wong [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	15,779,947	111,167,826	47,918,313
PEO | JuE Wong [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	40,483,602	0	0
PEO | JuE Wong [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,000,000	0	657,108
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,658	110,395,064	131,807,256
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	715,493	0	15,075,986
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	690,450	27,856,941	114,684,322
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	2,059,153
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	229,701	22,114,837	12,205
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	60,423,286	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0